Total Compensation Expense Recognized Relating to Options Granted to Employees (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 05, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense		$ 17,101	¥ 118,729	¥ 190,027	¥ 233,735
Cost of Revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense		(592)	(4,110)	12,422	7,163
Selling and Marketing Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense		359	2,490	13,488	13,482
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense	¥ 117,207	17,755	123,273	153,814	208,914
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense		$ (421)	¥ (2,924)	¥ 10,303	¥ 4,176